Expense Example - PIMCO Low Duration ESG Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years
USD ($)	51	160	280	628	61	192	335	750	66	219	385	866